POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,406	$ 1,371
Debt securities	929	914
Other - cash	50	54
Total fair value of plan assets	$ 2,385	$ 2,339